Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Other Receivables [Abstract]
Schedule of other receivables
	December 31, 2021	December 31, 2020
Receivables from Huanghai (1)	$92,108,537	$-
VAT recoverable (2)	11,060	1,520,501
Other (3)	21,646,124	380,593
	$113,765,721	$1,901,094